Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2016	2017
	RMB	RMB	US$
Prepayments	317,262	125,317	19,262
Rental deposits	1,494	11,918	1,832
Interest receivable	11,690	3,462	532
Staff advances	7,712	7,496	1,152
Receivables from third-party payment platform	12,327	14,757	2,268
Other receivables	26,734	23,173	3,562

	377,219	186,123	28,608

Prepayments primarily include prepaid purchase cost for new vehicles, prepaid VAT and surcharges, prepaid promotional expenses and service fee. As of December 31, 2016 and 2017, prepaid purchase cost for new vehicles were RMB226,419 and nil, respectively.